Guarantor and Non-Guarantor Financial Information (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Condensed Statements of Consolidated Cash Flows
Net Cash Provided by (Used for) Operating Activities	$ 730,929	$ 391,562	$ 713,478
INVESTING ACTIVITIES
Businesses acquired, net of cash acquired	(737,255)	0	0
Additions to property, plant, and equipment	(274,244)	(180,080)	(136,983)
Equity investment in affiliate	(35,874)	0	0
Proceeds from divestitures	9,268	0	19,554
Purchases of marketable securities	0	(75,637)	0
Sales and maturities of marketable securities	18,600	57,100	13,519
Proceeds from disposal of property, plant, and equipment	4,039	5,830	205
Other - net	(20,398)	(126)	(738)
Net Cash Used for Investing Activities	(1,035,864)	(192,913)	(104,443)
FINANCING ACTIVITIES
Repayment of bank note payable	0	0	(350,000)
Repayments of long-term debt	0	(10,000)	(275,000)
Proceeds from long-term debt	748,560	400,000	0
Quarterly dividends paid	(213,667)	(194,024)	(166,224)
Purchase of treasury shares	(315,780)	(389,135)	(5,569)
Proceeds from stock option exercises	2,826	14,525	6,413
Intercompany	0	0	0
Other - net	(2,313)	8,215	1,832
Net Cash (Used for) Provided by Financing Activities	219,626	(170,419)	(788,548)
Effect of exchange rate changes	(4,828)	8,045	6,390
Net (decrease) increase in cash and cash equivalents	(90,137)	36,275	(173,123)
Cash and cash equivalents at beginning of year	319,845	283,570	456,693
Cash and Cash Equivalents at End of Year	229,708	319,845	283,570
The J.M. Smucker Company (Parent) [Member]
Condensed Statements of Consolidated Cash Flows
Net Cash Provided by (Used for) Operating Activities	1,622,917	212,428	499,197
INVESTING ACTIVITIES
Businesses acquired, net of cash acquired	0
Additions to property, plant, and equipment	(52,994)	(59,072)	(41,148)
Equity investment in affiliate	0
Proceeds from divestitures	0		19,554
Purchases of marketable securities		(75,637)
Sales and maturities of marketable securities	18,600	57,100	13,519
Proceeds from disposal of property, plant, and equipment	168	1,081	0
Other - net	0	(43)	(706)
Net Cash Used for Investing Activities	(34,226)	(76,571)	(8,781)
FINANCING ACTIVITIES
Repayment of bank note payable			0
Repayments of long-term debt		(10,000)	(275,000)
Proceeds from long-term debt	748,560	400,000
Quarterly dividends paid	(213,667)	(194,024)	(166,224)
Purchase of treasury shares	(315,780)	(389,135)	(5,569)
Proceeds from stock option exercises	2,826	14,525	6,413
Intercompany	(1,906,881)	24,152	(258,696)
Other - net	(2,313)	7,740	2,393
Net Cash (Used for) Provided by Financing Activities	(1,687,255)	(146,742)	(696,683)
Effect of exchange rate changes	0	0	0
Net (decrease) increase in cash and cash equivalents	(98,564)	(10,885)	(206,267)
Cash and cash equivalents at beginning of year	206,845	217,730	423,997
Cash and Cash Equivalents at End of Year	108,281	206,845	217,730
Subsidiary Guarantors [Member]
Condensed Statements of Consolidated Cash Flows
Net Cash Provided by (Used for) Operating Activities	165,048	92,965	218,064
INVESTING ACTIVITIES
Businesses acquired, net of cash acquired	0
Additions to property, plant, and equipment	(133,605)	(53,416)	(62,324)
Equity investment in affiliate	0
Proceeds from divestitures	0		0
Purchases of marketable securities		0
Sales and maturities of marketable securities	0	0	0
Proceeds from disposal of property, plant, and equipment	396	305	185
Other - net	(3,495)	37	0
Net Cash Used for Investing Activities	(136,704)	(53,074)	(62,139)
FINANCING ACTIVITIES
Repayment of bank note payable			(350,000)
Repayments of long-term debt		0	0
Proceeds from long-term debt	0	0
Quarterly dividends paid	0	0	0
Purchase of treasury shares	0	0	0
Proceeds from stock option exercises	0	0	0
Intercompany	(28,344)	(39,891)	194,075
Other - net	0	0	0
Net Cash (Used for) Provided by Financing Activities	(28,344)	(39,891)	(155,925)
Effect of exchange rate changes	0	0	0
Net (decrease) increase in cash and cash equivalents	0	0	0
Cash and cash equivalents at beginning of year	0	0	0
Cash and Cash Equivalents at End of Year	0	0	0
Non-Guarantor Subsidiaries [Member]
Condensed Statements of Consolidated Cash Flows
Net Cash Provided by (Used for) Operating Activities	(1,057,036)	86,169	(3,783)
INVESTING ACTIVITIES
Businesses acquired, net of cash acquired	(737,255)
Additions to property, plant, and equipment	(87,645)	(67,592)	(33,511)
Equity investment in affiliate	(35,874)
Proceeds from divestitures	9,268		0
Purchases of marketable securities		0
Sales and maturities of marketable securities	0	0	0
Proceeds from disposal of property, plant, and equipment	3,475	4,444	20
Other - net	(16,903)	(120)	(32)
Net Cash Used for Investing Activities	(864,934)	(63,268)	(33,523)
FINANCING ACTIVITIES
Repayment of bank note payable			0
Repayments of long-term debt		0	0
Proceeds from long-term debt	0	0
Quarterly dividends paid	0	0	0
Purchase of treasury shares	0	0	0
Proceeds from stock option exercises	0	0	0
Intercompany	1,935,225	15,739	64,621
Other - net	0	475	(561)
Net Cash (Used for) Provided by Financing Activities	1,935,225	16,214	64,060
Effect of exchange rate changes	(4,828)	8,045	6,390
Net (decrease) increase in cash and cash equivalents	8,427	47,160	33,144
Cash and cash equivalents at beginning of year	113,000	65,840	32,696
Cash and Cash Equivalents at End of Year	121,427	113,000	65,840
Eliminations [Member]
Condensed Statements of Consolidated Cash Flows
Net Cash Provided by (Used for) Operating Activities	0	0	0
INVESTING ACTIVITIES
Businesses acquired, net of cash acquired	0
Additions to property, plant, and equipment	0	0	0
Equity investment in affiliate	0
Proceeds from divestitures	0		0
Purchases of marketable securities		0
Sales and maturities of marketable securities	0	0	0
Proceeds from disposal of property, plant, and equipment	0	0	0
Other - net	0	0	0
Net Cash Used for Investing Activities	0	0	0
FINANCING ACTIVITIES
Repayment of bank note payable			0
Repayments of long-term debt		0	0
Proceeds from long-term debt	0	0
Quarterly dividends paid	0	0	0
Purchase of treasury shares	0	0	0
Proceeds from stock option exercises	0	0	0
Intercompany	0	0	0
Other - net	0	0	0
Net Cash (Used for) Provided by Financing Activities	0	0	0
Effect of exchange rate changes	0	0	0
Net (decrease) increase in cash and cash equivalents	0	0	0
Cash and cash equivalents at beginning of year	0	0	0
Cash and Cash Equivalents at End of Year	$ 0	$ 0	$ 0